SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Sep. 30, 2025
Stockholders Equity Note [Line Items]
Share-based compensation cost			$ 177,011	$ 147,117	$ 100,186
Options granted	[1]		42,897
Share-based compensation			$ 178,825	$ 148,261	$ 102,183
Percentage of ownership			25.00%
Shares reserved for issuance under ESPP			1,048,635	1,156,437
Shares reduce for issuance under ESPP				778,500
Employee Share Purchase Plan [Member]
Stockholders Equity Note [Line Items]
Shares reserved for issuance under ESPP						194,625
Ordinary shares repurchased		304,269	304,269
Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Share repurchase authorization amount							$ 870,000
Share repurchase program remaining authorized amount		$ 734,972	$ 734,972
Stock repurchased and retired during period, shares			883,913
Amount of stock repurchased and retired		135,028
Co-CEO
Stockholders Equity Note [Line Items]
Options granted			22,481	74,108	73,074
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted			$ 252.64	$ 217.99	$ 86.26
Intrinsic value of options exercised			$ 123,083	$ 265,405	$ 112,799
Unamortized share-based compensation expense		$ 170,313	$ 170,313	$ 146,335	$ 118,311
Weighted average period for cost expected to be recognized			1 year 9 months 7 days	1 year 9 months 3 days	1 year 9 months
2021 plan
Stockholders Equity Note [Line Items]
Number of ordinary shares reserved and available for grant and issuance		10,841,262	10,841,262	8,941,243
Share reserve increased			8,839,456
Unrecognized compensation cost related to unvested restricted share units		$ 164,201	$ 164,201	$ 137,265	$ 96,112
Weighted average period for cost expected to be recognized			1 year 9 months 7 days	1 year 9 months 7 days	1 year 9 months 18 days
2024 Foundation plan
Stockholders Equity Note [Line Items]
Number of ordinary shares reserved and available for grant and issuance		14,498	14,498	15,000
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Options granted	[2]		871,602
Weighted-average grant-date fair value of options granted	[2]		$ 258.17
Restricted Stock Units (RSUs) | Co-CEO
Stockholders Equity Note [Line Items]
Options granted			62,211	48,129	22,928

[1]	Includes 73,074 performance-based options granted to the Company's Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024 and 20,217 in 2025, as applicable.
[2]	Includes 22,928 performance-based awards granted to the Company’s Co-CEOs in 2023, and 48,129 performance-based awards to the Company’s Co-CEOs and several executives in 2024.